Summary of Significant Accounting Policies - Property and Equipment, Net (Details)	12 Months Ended
Dec. 31, 2020
Equipment for Merchants [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	2 years
Computer Equipment and Software [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	2 years
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Software and Software Development Costs [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	2 years